UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414)765-5384
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2015

Date of reporting period:  November 30, 2014

Item 1. Schedule of Investments.

AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund
Schedule of Investments
November 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.26%
Aerospace & Defense - 3.81%
BAE Systems PLC (a)	503,890	$3,776,227
United Technologies Corp.	90,100	9,918,208
		13,694,435
Air Freight & Logistics - 1.37%
CH Robinson Worldwide, Inc.	36,530	2,693,722
Expeditors International of Washington, Inc.	47,990	2,246,892
		4,940,614
Beverages - 4.79%
Coca-Cola Co. (b)(c)	384,270	17,226,824
Capital Markets - 1.73%
Aberdeen Asset Management PLC (a)	292,830	2,055,428
IGM Financial, Inc. (a)	46,270	1,922,825
T Rowe Price Group, Inc.	26,810	2,237,831
		6,216,084
Chemicals - 3.49%
Air Liquide SA (a)	39,412	4,962,005
Air Products & Chemicals, Inc.	22,420	3,224,669
Novozymes A/S (a)	44,670	1,963,727
PPG Industries, Inc.	10,870	2,378,573
		12,528,974
Commercial Services & Supplies - 1.03%
Aggreko PLC (a)	74,830	1,788,656
Babcock International Group PLC (a)	107,300	1,900,948
		3,689,604
Distributors - 0.72%
Genuine Parts Co.	25,320	2,602,390
Diversified Financial Services - 1.22%
Groupe Bruxelles Lambert SA (a)	21,000	1,899,978
McGraw-Hill Financial, Inc.	26,690	2,494,448
		4,394,426
Electric Utilities - 1.00%
SSE PLC (a)	140,100	3,585,448
Electrical Equipment - 1.35%
Emerson Electric Co.	76,360	4,867,950
Energy Equipment & Services - 0.44%
Amec Foster Wheeler PLC (a)	107,870	1,570,958
Food & Staples Retailing - 0.96%
Woolworths Ltd. (a)	130,070	3,436,936
Food Products - 5.51%
Nestle SA (a)(b)(c)	212,150	15,914,298
Unilever NV (a)	95,280	3,878,594
		19,792,892
Hotels, Restaurants & Leisure - 3.52%
McDonald's Corp.	100,970	9,774,906
Oriental Land Co. Ltd. (a)	13,200	2,869,949
		12,644,855
Industrial Conglomerates - 2.38%
3M Co. (c)	53,360	8,542,402
Insurance - 8.65%
Aflac, Inc. (c)	123,910	7,401,144
Chubb Corp.	48,340	4,981,437
Cincinnati Financial Corp.	44,530	2,268,804
Great-West Lifeco, Inc. (a)	81,700	2,419,920
Muenchener Rueckversicherungs AG (a)(c)	56,560	11,638,946
PartnerRe Ltd. (a)	20,400	2,376,804
		31,087,055
IT Services - 2.11%
Automatic Data Processing, Inc.	37,950	3,250,038
Computershare Ltd. (a)	184,520	1,810,107
Paychex, Inc.	53,090	2,516,997
		7,577,142
Machinery - 1.65%
Atlas Copco AB (a)	86,330	2,489,506
Dover Corp.	25,090	1,931,679
IMI PLC (a)	81,610	1,503,549
		5,924,734
Media - 2.47%
Pearson PLC (a)	162,320	3,115,481
Sky PLC (a)	147,600	2,145,940
WPP PLC (a)	172,080	3,598,103
		8,859,524
Multiline Retail - 0.58%

Next PLC (a)		19,640	2,076,435
Office Electronics - 0.95%
Canon, Inc. (a)		106,900	3,413,534
Oil, Gas & Consumable Fuels - 10.85%
Canadian Natural Resources Ltd. (a)		173,080	5,745,620
Chevron Corp. (c)		135,870	14,792,167
Crescent Point Energy Corp. (a)		58,640	1,522,025
Exxon Mobil Corp. (b)(c)		165,930	15,023,302
Imperial Oil Ltd. (a)		44,410	1,925,534
			39,008,648
Pharmaceuticals - 16.50%
Eli Lilly & Co. (c)		140,200	9,550,424
Johnson & Johnson (b)		164,360	17,791,970
Roche Holdings AG (a)		56,560	16,925,048
Sanofi (a)		155,780	15,045,269
			59,312,711
Professional Services - 0.45%
Intertek Group PLC (a)		44,640	1,626,423
Real Estate Management & Development - 2.42%
Cheung Kong Holdings Ltd. (a)		350,600	6,420,897
Daito Trust Constuction Co. Ltd. (a)		20,200	2,286,811
			8,707,708
Semiconductors & Semiconductor Equipment - 4.44%
Intel Corp. (c)		302,290	11,260,302
Linear Technology Corp.		47,360	2,179,981
Texas Instruments, Inc.		46,450	2,527,809
			15,968,092
Software - 2.93%
CA, Inc.		76,200	2,373,630
CDK Global, Inc.		12,650	481,585
Dassault Systemes (a)		34,460	2,250,695
SAP SE (a)		76,690	5,405,484
			10,511,394
Specialty Retail - 2.22%
Ross Stores, Inc.		31,940	2,921,871
Tiffany & Co.		22,040	2,378,557
TJX Companies, Inc.		40,470	2,677,495
			7,977,923
Textiles, Apparel & Luxury Goods - 0.61%
Burberry Group PLC (a)		85,000	2,186,413
Tobacco - 3.19%
British American Tobacco PLC (a)		194,110	11,477,262
Trading Companies & Distributors - 0.58%
WW Grainger, Inc.		8,490	2,085,823
Wireless Telecommunication Services - 1.34%
KDDI Corp. (a)		75,200	4,815,745
TOTAL COMMON STOCKS (Cost $304,004,107)			342,351,358

REAL ESTATE INVESTMENT TRUSTS - 1.81%
HCP, Inc. (b)		84,070	3,766,336
Public Storage		14,520	2,724,387
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,578,588)			6,490,723

SHORT-TERM INVESTMENTS - 0.63%
STIT-Treasury Portfolio 0.010% (d)		2,253,926	2,253,926
TOTAL SHORT-TERM INVESTMENTS (Cost $2,253,926)			2,253,926

Total Investments (Cost $311,836,621) - 97.70%			351,096,007
Other Assets in Excess of Liabiliies - 2.30%			8,275,985
TOTAL NET ASSETS - 100.00%			$359,371,992

(a)	Foreign issued security denominated in U.S. dollars.
(b)	All or a portion of this security is pledged as collateral for options written.
(c)	All or a portion of this security may be subject to call options written.
(d)	Variable rate security; the rate shown represents the rate at November 30, 2014.

Abbreviations:

AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
Ltd.	Limited Liability Company
NV	Naamloze Vennootschap is the Dutch term for a public limited liability company.
PLC	Public Limited Company.
SA	Generally designates corporations in various countries, mostly those employing the civil law.
SE	Generally designates a European public company.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI")
and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund
Schedule of Options Written
November 30, 2014 (Unaudited)

	Contracts	Value
CALL OPTIONS
3M Co.
Expiration: January, 2015, Exercise Price: $160.00	240	$82,080
Aflac, Inc.
Expiration: January, 2015, Exercise Price: $62.50	620	19,220
Chevron Corp.
Expiration: December, 2014, Exercise Price: $130.00	680	680
Coca-Cola Co.
Expiration: December, 2014, Exercise Price: $44.00	826	92,512
Exxon Mobil Corp.
Expiration: January, 2015, Exercise Price: $97.50	360	10,080
Expiration: December, 2014, Exercise Price: $100.00	500	1,500
Intel Corp.
Expiration: December, 2014, Exercise Price: $37.00	1,500	124,500
iShares MSCI EAFE Index Fund
Expiration: January, 2015, Exercise Price: $66.00	1,000	14,000
Eli Lilly & Co.
Expiration: January, 2015, Exercise Price: $70.00	700	51,100
Muenchener Rueckversicherungs AG
Expiration: December, 2014, Exercise Price: $205.17 (a)	283	80,937
Nestle SA
Expiration: January, 2015, Exercise Price: $74.52 (a)	1,060	156,874
Total Options Written (Premiums received $503,233)		$633,483

(a) Foreign issued security denominated in U.S. dollars.

AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund
Schedule of Open Futures Contracts
November 30, 2014 (Unaudited)

	Number			Unrealized
	of Contracts	Notional	Settlement	Appreciation/
Description	Purchased	Value	Month	(Depreciation)
E-mini MSCI EAFE	39	$3,580,980	December - 14	$ (21,601)
E-mini S&P 500	35	3,616,025	December - 14	(4,626)
Total Futures Contracts Purchased		$7,197,005		$ (26,227)

The cost basis of investments for federal income tax purposes at November 30, 2014 was as follows*

Cost of investments	$311,836,621
Gross unrealized appreciation on investments	49,283,933
Gross unrealized appreciation on written options	176,875
Gross unrealized depreciation on futures	(26,227)
Gross unrealized depreciation on investments	(10,024,547)
Gross unrealized depreciation on written options	(307,125)
Net unrealized appreciation	$39,102,909

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the
United States of America (“GAAP”).

Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is generally valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded.
Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official
Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.
Exchange traded options, including options written, are valued at the composite price, using the National Best Bid and Offer quotes
(“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.
Foreign options, including options written, are valued at the mean of the available bid and ask price or the last price if a mean is not available. If reliable market quotations are not readily available foreign options shall be valued at a price, supplied by a pricing service (“Pricing Service”) approved by the Trust’s Board of Trustees (the “Board of
Trustees”), which is in the opinion of such Pricing Service representative of the market value of such securities or assets as of the time of determination of the Fund's net asset value ("NAV"), it being the opinion of the Board of Trustees that the valuations supplied by such Pricing Service accurately reflect the fair value of such securities or assets and will generall be classified as Level 2.
Futures contracts are valued at the last sale price at the close of trading on the relevant exchange or board of trade. If there was no sale on the applicable exchange or board of trade on such day, they are valued at the average of the quoted bid and asked prices as of the close of such exchange or board of trade.
When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.
In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated (such as a significant surge or decline in the U.S.
or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at prices supplied by a
Pricing Service which take into account such events. In such cases, uses of these evaluated prices can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated.
These securities will generally be classified as Level 2.
Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the NAV of such companies for purchase and/or redemption orders placed on that day.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted.
In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

Other
Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions using the specific identification method for the best tax relief order. Dividend income, less net foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis.
Witholding taxes on foreign dividends, net of any reclaims, have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements
and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosures regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.

Summary of Fair Value Exposure at November 30, 2014 (Unaudited)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2014, in valuing the Fund’s investments carried at fair value:

Description	Level 1	Level 2	Level 3	Total
Assets:
Common Stock1	$192,516,558	$149,834,800	$-	$342,351,358
Real Estate Investment Trusts	6,490,723	-	-	6,490,723
Short-Term Investments	2,253,926	-	-	2,253,926
Total Assets	$201,261,207	$149,834,800	$-	$351,096,007
Liabilities:
Options Written	$633,483	$-	$-	$633,483
Total Liabilities	$633,483	$-	$-	$633,483

Other Financial Instruments*	$(26,227)	$-	$-	$(26,227)

* Other financial instruments are futures contracts not reflected in the Schedule of Investments, which are presented at the unrealized appreciation (depreciation) on the instruments.

1See the Schedule of Investments for industry classifications.

There were no transfers into and out of Level 1 and 2 during the period ended November 30, 2014.
The Fund measures all Level activity as of the beginning and end of the fiscal period.
The Fund held no Level 3 securities during the period ended November 30, 2014.
For the period ended November 30, 2014 the Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Disclosures about Derivative Instruments and Hedging Activities

The fair value of derivative instruments as reported within this Schedule of Investments as of November 30, 2014 was as follows:

Derivatives
not accounted
for as hedging	Asset		Liability
instruments	Derivative	Value	Derivative	Value
Equity Contracts - Options	Investments, at value	$-	Options written, at value	$633,483
Equity Contracts - Futures	Net Assets - Unrealized Appreciation*	-	Net Assets - Unrealized Depreciation*	(26,227)
Total		$-		$607,256
* Reflects net unrealized appreciation of futures contracts as reported in the Schedule of Open Futures Contracts

The effect of derivative instruments on income for the period March 1, 2014 through November 30, 2014 was as follows:

Amount of Realized Gain or (Loss) on Derivatives
Recognized in Income

Derivatives not accounted for
as hedging instruments		Options	Futures	Total
Equity Contracts		$(80,477)	$892,202	$811,725
Total		$(80,477)	$892,202	$811,725

Change in Unrealized Appreciation or (Depreciation) on Derivatives
Recognized in Income

Derivatives not accounted for
as hedging instruments		Options	Futures	Total
Equity Contracts		$(253,672)	$(56,448)	$(310,120)
Total		$(253,672)	$(56,448)	$(310,120)

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Trust for Professional Mangers

By (Signature and Title) /s/ John Buckel
                                          John Buckel, President

Date January 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
                                             John Buckel, President

Date _January 19, 2015

By (Signature and Title)* /s/ Jennifer Lima
                                             Jennifer Lima, Treasurer

Date _January 19, 2015

* Print the name and title of each signing officer under his or her signature.